T. ROWE PRICE U.S. HIGH YIELD ETF

August 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 7.5% (1)
Capital Goods 1.0%
Mauser Packaging Solutions Holding, FRN, 1M TSFR + 3.50%, 4/15/30 (2)	8,455	8,447
		8,447
Consumer Goods 1.0%
Varsity Brands, FRN, 3M TSFR + 2.75%, 6.484%, 8/26/31	8,402	8,404
		8,404
Health Care 1.0%
Heartland Dental, FRN, 1M TSFR + 3.50%, 7.186%, 8/25/32	8,414	8,438
		8,438
Retail 1.5%
LSF9 Atlantis Holdings, FRN, 3M TSFR + 3.75%, 7.482%, 3/29/29	12,497	12,352
		12,352
Technology & Electronics 3.0%
Bending Spoons US, FRN, 1M TSFR + 5.63%, 9.276%, 3/7/31	16,951	17,068
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.437%, 11/22/32	8,740	8,456
		25,524
Total Bank Loans (Cost $62,892)		63,165
CORPORATE BONDS 86.7%
Basic Industry 8.7%
Celanese US Holdings, 7.375%, 2/15/34	7,884	8,155
Core & Main, 6.00%, 7/1/34 (3)	8,402	8,382
First Quantum Minerals, 6.375%, 2/15/36 (3)	5,796	5,652
First Quantum Minerals, 8.00%, 3/1/33 (3)	1,785	1,863
First Quantum Minerals, 8.625%, 6/1/31 (3)	8,239	8,579
Griffon, 6.25%, 10/1/34 (3)	8,462	8,499
Ivanhoe Mines, 7.875%, 1/23/30 (3)	7,730	7,774
K Hovnanian Enterprises, 8.375%, 10/1/33 (3)	8,020	8,206
LGI Homes, 8.75%, 12/15/28 (3)	7,650	7,878
QXO Building Products, 6.875%, 7/15/34 (3)	8,159	8,251
		73,239
Capital Goods 2.7%
Esab, 5.625%, 4/1/31 (3)	8,895	8,847
Sword Purchaser, 10.50%, 4/15/34 (3)	6,065	6,327
TransDigm, 6.00%, 1/15/33 (3)	7,949	7,957
		23,131
Consumer Goods 1.7%
HLF Financing Sarl / Herbalife International, 4.875%, 6/1/29 (3)	4,331	4,081
HLF Financing Sarl / Herbalife International, 7.75%, 5/1/33 (3)	10,125	10,229
		14,310

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Energy 13.0%
Ascent Resources Utica Holdings / ARU Finance, 6.625%, 7/15/33 (3)	8,140	8,221
Crescent Energy Finance, 8.375%, 1/15/34 (3)	5,754	6,074
Energy Transfer, VR, 6.55%, 1/15/57 (4)	6,538	6,501
Energy Transfer, VR, 6.70%, 1/15/57 (4)	6,538	6,480
Excelerate Energy, 8.00%, 5/15/30 (3)	7,815	8,222
Hilcorp Energy I / Hilcorp Finance, 7.25%, 2/15/35 (3)	6,178	6,219
Ithaca Energy North Sea, 8.125%, 10/15/29 (3)	8,035	8,338
Magnolia Oil & Gas Operating / Magnolia Oil & Gas Finance, 6.625%, 8/15/34 (3)	8,441	8,535
PBF Holding, 7.875%, 9/15/30 (3)	8,150	8,439
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (4)	15,165	15,905
Sunoco, VR, 7.875% (3)(4)(5)	8,030	8,288
USA Compression Partners / USA Compression Finance, 6.25%, 10/1/33 (3)	8,608	8,531
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (3)	1,715	1,805
Weatherford International, 6.75%, 10/15/33 (3)	8,195	8,352
		109,910
Financial Services 6.8%
APH Somerset Investor 2 / APH2 Somerset Investor 2 / APH3 Somerset Investor 2, 7.875%, 11/1/29 (3)	8,710	8,609
Aretec Group, 7.50%, 4/1/29 (3)	4,158	4,150
Aretec Group, 10.00%, 8/15/30 (3)	3,105	3,270
Bread Financial Holdings, 6.75%, 5/15/31 (3)	8,326	8,504
Encore Capital Group, 6.625%, 4/15/31 (3)	8,275	8,308
FirstCash, 6.125%, 5/1/34 (3)	8,642	8,540
OneMain Finance, 6.50%, 3/15/33	8,523	8,339
Osaic Holdings, 6.75%, 8/1/32 (3)	4,750	4,780
Osaic Holdings, 8.00%, 8/1/33 (3)	2,489	2,550
		57,050
Health Care 5.6%
1261229 BC, 10.00%, 4/15/32 (3)	8,210	8,528
CHS / Community Health Systems, 9.75%, 1/15/34 (3)	4,124	4,210
Genmab AS / Genmab Finance, 7.25%, 12/15/33 (3)	8,135	8,475
Humana, VR, 6.625%, 9/15/56 (4)	8,568	8,491
IQVIA, 6.25%, 6/1/32 (3)	8,145	8,299
Tenet Healthcare, 5.50%, 11/15/32 (3)	9,770	9,650
		47,653
Insurance 1.9%
Asurion / Asurion Co-Issuer, 8.00%, 12/31/32 (3)	7,913	7,873
BroadStreet Partners, 5.875%, 4/15/29 (3)	8,645	8,497
		16,370
Leisure 4.2%
Hilton Domestic Operating, 5.75%, 9/15/33 (3)	8,415	8,407
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (3)	8,593	8,385
Six Flags Entertainment, 7.25%, 5/15/31 (3)	8,458	8,349

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Voyager Parent, 9.25%, 7/1/32 (3)	9,332	9,992
		35,133
Media 8.6%
CCO Holdings / CCO Holdings Capital, 7.00%, 2/1/33 (3)	7,765	7,585
CCO Holdings / CCO Holdings Capital, 7.375%, 3/1/31 (3)(6)	8,915	9,022
Deluxe, 8.125%, 9/15/29 (3)	7,975	8,285
Directv Financing, 8.875%, 2/1/30 (3)	5,060	5,181
Directv Financing, A1, 8.875%, 2/1/30 (3)	5,452	5,577
Discovery Global Holdings, 5.05%, 3/15/42	7,966	5,812
Gray Media, 7.25%, 8/15/33 (3)	8,235	8,233
Nexstar Media, 7.25%, 4/15/34 (3)	8,933	9,049
OAK-Eagle Acquireco, 8.75%, 7/1/34 (3)	8,934	9,487
Univision Communications, 9.375%, 8/1/32 (3)	4,005	4,094
		72,325
Real Estate 4.5%
Anywhere Real Estate Group / Anywhere Co-Issuer, 7.00%, 4/15/30 (3)	10,156	10,219
Brookfield Property REIT, 4.50%, 4/1/27 (3)	12,729	12,587
VICI Properties, 5.625%, 5/15/52	17,525	15,351
		38,157
Retail 3.4%
Hudson Automotive Group, 8.00%, 5/15/32 (3)	7,848	8,224
LCM Investments Holdings II, 8.25%, 8/1/31 (3)	7,870	8,177
Murphy Oil USA, 5.875%, 6/1/34 (3)	8,162	8,095
Saks Global Enterprises, 11.00%, 12/15/29 (6)(7)(8)(9)	6,710	0
Victra Holdings / Victra Finance, 8.75%, 9/15/29 (3)(6)	4,060	4,163
		28,659
Services 4.0%
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (3)(6)	11,881	12,233
Herc Holdings, 6.00%, 3/15/34 (3)(6)	10,600	10,452
Williams Scotsman, 7.375%, 10/1/31 (3)	10,580	10,943
		33,628
Technology & Electronics 3.4%
APLD ComputeCo 2, 6.75%, 3/15/31 (3)	8,847	8,508
CoreWeave, 9.75%, 10/1/31 (3)	4,213	3,766
Kioxia Holdings, 6.625%, 7/24/33 (3)	3,810	3,937
McAfee, 7.375%, 2/15/30 (3)	4,770	4,323
WULF Compute, 7.75%, 10/15/30 (3)	8,166	8,489
		29,023
Telecommunications 8.5%
Digicel International Finance / Difl US, 8.625%, 8/1/32 (3)	7,944	8,258
EchoStar, 10.75%, 11/30/29	7,840	8,471
Iliad Holding SASU, 7.00%, 4/15/32 (3)	8,235	8,320
Level 3 Financing, 6.875%, 6/30/33 (3)	8,145	8,276

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Level 3 Financing, 7.00%, 3/31/34 (3)	4,552	4,656
QTS Central Issuer / QTS TRS Central Issuer, 6.625%, 9/1/31 (3)	8,452	8,331
Space Exploration Technologies, 5.875%, 7/15/36 (3)	2,366	2,227
Space Exploration Technologies, 6.65%, 7/15/56 (3)	4,480	3,982
VZ Secured Financing, 7.50%, 1/15/33 (3)	8,535	7,745
Windstream Services, 7.50%, 10/15/33 (3)	5,067	5,232
Windstream Services / Windstream Escrow Finance, 8.25%, 10/1/31 (3)	5,915	6,181
		71,679
Transportation 4.2%
Avianca Midco 2, 9.625%, 2/14/30 (3)	1,825	1,731
Azul Secured Finance, 9.875%, 2/15/31 (3)	4,895	4,284
Latam Airlines Group, 7.625%, 1/7/31 (3)	2,680	2,760
Latam Airlines Group, 7.875%, 4/15/30 (3)	9,140	9,403
OneSky Flight, 8.875%, 12/15/29 (3)	9,250	9,713
RXO, 6.375%, 5/15/31 (3)	7,939	7,966
		35,857
Utility 5.5%
Dominion Energy, VR, 6.15%, 12/15/56 (4)	7,157	7,071
Dominion Energy, VR, 6.25%, 12/15/56 (4)	2,218	2,187
Edison International, VR, 7.875%, 6/15/54 (4)	4,035	4,097
Edison International, VR, 8.125%, 6/15/53 (4)	4,070	4,121
Hawaiian Electric, 6.00%, 10/1/33 (3)	8,455	8,337
Southern, VR, 6.00%, 4/1/58 (4)	8,404	8,282
Talen Energy Supply, 6.50%, 2/1/36 (3)	12,811	12,569
		46,664
Total Corporate Bonds (Cost $729,948)		732,788
SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 5.1%
T. Rowe Price Government Reserve Fund, 3.72% (10)(11)	42,582	42,582
Total Short-Term Investments (Cost $42,582)		42,582

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 2.5%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.5%
Money Market Funds 2.5%
T. Rowe Price Treasury Reserve Fund, 3.72% (10)(11)	21,384	21,384
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		21,384
Total Securities Lending Collateral (Cost $21,384)		21,384
Total Investments in Securities 101.8% of Net Assets (Cost $856,806)		$859,919
Other Assets Less Liabilities (1.8%)		(14,795)
Net Assets 100.0%		$845,124

‡	Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1)
Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

(2)	All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $623,525 and represents 73.8% of net assets.

(4)
Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(5)	Perpetual security with no stated maturity date.
(6)	All or a portion of this security is on loan at August 31, 2026.
(7)	Level 3 in fair value hierarchy.
(8)	Non-income producing
(9)	Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(10)	Seven-day yield
(11)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
FRN	Floating Rate Note
VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. HIGH YIELD ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$348
T. Rowe Price Treasury Reserve Fund	—	—	— ++
Totals	$— #	$—	$348+

Supplementary Investment Schedule
Affiliate	Value 5/31/26	Purchase Cost	Sales Cost	Value 8/31/26
T. Rowe Price Government Reserve Fund	$20,111	¤	¤	$42,582
T. Rowe Price Treasury Reserve Fund	15,938	¤	¤	21,384
	Total			$63,966^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $348 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $63,966.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE U.S. HIGH YIELD ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$795,953	$—	$795,953
Short-Term Investments	42,582	—	—	42,582
Securities Lending Collateral	21,384	—	—	21,384
Total	$63,966	$795,953	$—	$859,919

[1]	Includes Bank Loans and Corporate Bonds.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1046-054Q1
08/26